Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,345,039.89
Previously Paid Amount	7,595.50
Total Fee Amount	9,714.65
Total Offset Amount	0.00
Net Fee	$ 2,119.15
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A